UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Martin Kalish
Title:   Chief Financial Officer
Phone:   (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish             Plymouth, Minnesota             April 28, 2009
--------------------        ------------------------       ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $1,009,080
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.     Form 13F File Number        Name

1.      028-12029                   Waterstone Market Neutral Master Fund, Ltd.

2.      028-10926                   Waterstone Capital Offshore Advisors, LP



                                                    FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                           VALUE    SHRS OR     SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x$1000)  PRN AMT     PRN  CALL  DISCRETION  MGRS    SOLE      SHARED NONE
--------------               --------------    -----      --------  -------     ---  ----  ----------  ----    ----      ------ ----

3M CO                        COM               88579Y101     454          9,131  SH        DEFINED     1, 2        9,131
A D C TELECOMMUNICATIONS     NOTE 3.500% 7/1   000886AE1  15,331     31,700,000 PRN        DEFINED     1, 2   31,700,000
A D C TELECOMMUNICATIONS     NOTE 3.500% 7/1   000886AF8  13,793     29,600,000 PRN        DEFINED     1, 2   29,600,000
ADVANCED MICRO DEVICES INC   NOTE 6.000% 5/0   007903AL1  22,223     58,150,000 PRN        DEFINED     1, 2   58,150,000
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1   007903AN7  20,786     46,000,000 PRN        DEFINED     1, 2   46,000,000
AMERIGROUP CORP              NOTE 2.000% 5/1   03073TAB8  15,651     17,500,000 PRN        DEFINED     1, 2   17,500,000
BARRETT BILL CORP            NOTE 5.000% 3/1   06846NAA2  13,547     17,000,000 PRN        DEFINED     1, 2   17,000,000
BRE PROPERTIES INC           NOTE 4.125% 8/1   05564EBH8   2,216      2,660,000 PRN        DEFINED     1, 2    2,660,000
CALAMOS ASSET MGMT INC       CL A              12811R104     196         40,768  SH        DEFINED     1, 2       40,768
CHARMING SHOPPES INC         NOTE 1.125% 5/0   161133AE3   1,797      6,000,000 PRN        DEFINED     1, 2    6,000,000
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1   165167BZ9  30,415     46,600,000 PRN        DEFINED     1, 2   46,600,000
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1   165167CA3  86,090    131,900,000 PRN        DEFINED     1, 2  131,900,000
CHESAPEAKE ENERGY CORP       NOTE 2.250%12/1   165167CB1  26,036     50,500,000 PRN        DEFINED     1, 2   50,500,000
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.500% 8/1   251591AQ6   2,617      5,000,000 PRN        DEFINED     1, 2    5,000,000
EVERGREEN SOLAR INC          NOTE 4.000% 7/1   30033RAC2   5,381     17,500,000 PRN        DEFINED     1, 2   17,500,000
FIFTH THIRD BANCORP CNV      PFD DEP1/250      316773209  16,148        398,400  SH        DEFINED     1, 2      398,400
GEORESOURCES INC             COM               372476101   2,987        444,445  SH        DEFINED     1, 2      444,445
GILEAD SCIENCES INC          COM               375558103  23,336        503,797  SH        DEFINED     1, 2      503,797
HANOVER COMPRESSOR CO        NOTE 4.750% 1/1   410768AE5  21,371     30,847,000 PRN        DEFINED     1, 2   30,847,000
HEADWATERS INC               NOTE 2.875% 6/0   42210PAB8   2,513      8,448,000 PRN        DEFINED     1, 2    8,448,000
HEADWATERS INC               NOTE 2.500% 2/0   42210PAD4   4,628     19,450,000 PRN        DEFINED     1, 2   19,450,000
HOLOGIC INC                  FRNT 2.000%12/1   436440AA9  68,992    101,000,000 PRN        DEFINED     1, 2  101,000,000
LINEAR TECHNOLOGY CORP       NOTE 3.000% 5/0   535678AC0  23,977     28,932,000 PRN        DEFINED     1, 2   28,932,000
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0   535678AD8   1,900      1,998,000 PRN        DEFINED     1, 2    1,998,000
LUCENT TECHNOLOGIES INC      DBCV 2.750% 6/1   549463AG2  55,909     63,452,000 PRN        DEFINED     1, 2   63,452,000
MCMORAN EXPLORATION CO       COM               582411104   1,057        224,900  SH        DEFINED     1, 2      224,900
MICROCHIP TECHNOLOGY INC     SDCV 2.125%12/1   595017AB0  11,511     16,000,000 PRN        DEFINED     1, 2   16,000,000
MOLINA HEALTHCARE INC        NOTE 3.750%10/0   60855RAA8   1,398      2,000,000 PRN        DEFINED     1, 2    2,000,000
MYLAN INC                    COM               628530107  27,535      2,053,305  SH        DEFINED     1, 2    2,053,305
NATIONAL CITY CORP           NOTE 4.000% 2/0   635405AW3  96,844    105,680,000 PRN        DEFINED     1, 2  105,680,000
NEW YORK CMNTY CAP TR V      UNIT 99/99/9999   64944P307  57,267      1,891,200  SH        DEFINED     1, 2    1,891,200
NII HLDGS INC                NOTE 3.125% 6/1   62913FAJ1   6,981     10,000,000 PRN        DEFINED     1, 2   10,000,000
NOVELL INC                   DBCV 0.500% 7/1   670006AC9  76,093     77,124,000 PRN        DEFINED     1, 2   77,124,000
PARKER DRILLING CO           NOTE 2.125% 7/1   701081AR2  13,254     22,974,000 PRN        DEFINED     1, 2   22,974,000
PENN VA CORP                 NOTE 4.500%11/1   707882AA4  16,960     28,459,000 PRN        DEFINED     1, 2   28,459,000
PHARMACEUTICAL RES INC       NOTE 2.875% 9/3   717125AC2  24,109     26,067,000 PRN        DEFINED     1, 2   26,067,000
PROLOGIS                     NOTE 2.625% 5/1   743410AS1  12,726     25,000,000 PRN        DEFINED     1, 2   25,000,000
SYMANTEC CORP                NOTE 1.000% 6/1   871503AF5  97,239     99,050,000 PRN        DEFINED     1, 2   99,050,000
TECH DATA CORP               COM               878237106   4,010        184,093  SH        DEFINED     1, 2      184,093
THERMO FISHER SCIENTIFIC INC COM               883556102   3,806        106,700  SH        DEFINED     1, 2      106,700
TRANSOCEAN INC               NOTE 1.625%12/1   893830AU3   9,213     10,000,000 PRN        DEFINED     1, 2   10,000,000
TRANSOCEAN INC               NOTE 1.500%12/1   893830AW9  16,660     20,000,000 PRN        DEFINED     1, 2   20,000,000
TRINITY INDS INC             NOTE 3.875% 6/0   896522AF6   1,906      4,430,000 PRN        DEFINED     1, 2    4,430,000
VERISIGN INC                 SDCV 3.250% 8/1   92343EAD4   8,237     12,442,000 PRN        DEFINED     1, 2   12,442,000
VORNADO RLTY TR              DBCV 2.850% 4/0   929042AC3  34,308     45,000,000 PRN        DEFINED     1, 2   45,000,000
XILINX INC                   COM               983919101   9,674        504,900  SH        DEFINED     1, 2      504,900

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